Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary of RSUs activity under the Share Incentive Plan
The following table summarizes the Company’s RSUs activity under the 2015 Share Incentive Plan and 2019 Share Incentive Plan:

	Number of RSUs	Weighted average grant date fair value	Weighted average remaining contractual life
		(US$)	(Years)
Unvested, December 31, 2018	1,557,176	2.0941	0.65
Granted	600,000	5.3525
Vested	(1,421,700)	2.0941
Forfeited	—	—
Unvested, December 31, 2019	735,476	4.7523	3.02
Granted	2,363,000	4.2912
Vested	(1,819,726)	4.1359
Forfeited	—	—
Unvested, December 31, 2020	1,278,750	4.7774	2.68
Granted	4,790,000	10.6200
Vested	(1,949,250)	9.2469
Forfeited	—	—

Unvested, December 31, 2021	4,119,500	9.4561	2.67

Expected to vest as of December 31, 2021	4,119,500

Summary Of Share option Activity
The following table summarizes the Company’s share options activity under the 2015 Share Incentive Plan:

	Number of share options	Weighted average grant date fair value	Weighted average exercise price
		(US$)	(US$)

Outstanding as of January 1 and December 31, 2021	53,737	2.2624	5.8853

Vested and expected to vest as of December 31, 2021	53,737	2.2624	5.8853

Exercisable as of December 31, 2021	53,737	2.2624	5.8853

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The Group calculated the estimated fair value of the share options under the 2015 Share Incentive Plan on the grant date using the Black-Scholes valuation model. Assumptions used to determine the fair value of the share options granted under the 2015 Share Incentive Plan is summarized in the following table:

	For the years ended December 31, 2020 and 2021

Term in years		5
Volatility		53.73%
Discount rate		0.85%
Fair value per ordinary share	US$	5.24

Summary of Share-based Compensation Expenses Relating to RSUs Recognized
Total share-based compensation expenses relating to RSUs and options granted to employees recognized for the years ended December 31, 2019, 2020 and 2021 were as follows:

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Cost of revenues	365	2,443	—	—
Sales and marketing expenses	743	10,883	18,327	2,876
General and administrative expenses	8,520	14,453	71,147	11,165
Research and development expenses	5,119	27,078	31,657	4,968

	14,747	54,857	121,131	19,009